Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Schedule of company's senior management

The Group’s Senior Management is composed of as follows:

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	31/03/1966	General Manager	2002
Daniel R. Elsztain	22/12/1972	Operating Manager	2011
Matias Gaivironsky	23/02/1976	Real Estate Manager	2011
Juan José Martinucci	31/01/1972	Financial and Administrative Manager	2013
Arnaldo Jawerbaum	13/08/1966	Investment Manager	2017

Schedule of balances with related parties

The following is a summary of the balances with related parties:

Item	06.30.18	06.30.17
Trade and other receivables	786,200	633,834
Investments in financial assets	248,544	267,365
Trade and other payables	(158,591)	(104,282)
Borrowings	(4,154)	(3,571)
Total	871,999	793,346

Related parties	06.30.18	06.30.17	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	673,406	542,052	Advances
	41,709	22,854	Corporate services
	40,863	25,425	Non-convertible notes
	12,448	10,472	Equity incentive plan
	9,023	16,482	Reimbursement of expenses
	428	-	Others
	-	4	Loans granted
	-	265	Commissions
	-	535	Lease collections
	(439)	(9)	Reimbursement of expenses to pay
	(14,609)	(15,380)	Equity incentive plan to pay
Total direct parent company	762,829	602,700
Cresud S.A.CI.F. y A.	207,681	241,940	Non-convertible notes
	(2,546)	(1,113)	Equity incentive plan to pay
	(15,375)	(23,385)	Reimbursement of expenses to pay
	(55,483)	(13,595)	Corporate services to pay
Total direct parent company of IRSA	134,277	203,847
La Rural S.A.	28,712	119	Leases and/or rights to use space
	7,165	8,841	Dividends
	-	3,676	Loans granted
	-	16,394	Canon
	(845)	(55)	Reimbursement of expenses to pay
Other associates and joint ventures	4,309	4,557	Loans granted
	509	812	Management fee
	314	931	Reimbursement of expenses
	-	1,625	Leases and/or rights to use space
	-	(105)	Lease collections
	(235)	-	Reimbursement of expenses to pay
	(286)	(619)	Advertising space to pay
	(518)	(1,288)	Leases and/or rights to use space
	(4,154)	(3,571)	Borrowings obtained
Total associates and joint ventures of IRSA Propiedades Comerciales	34,971	31,317
Directors	(12)	(17)	Reimbursement of expenses to pay
	(67,126)	(44,770)	Fees
Total Directors	(67,138)	(44,787)
Others	4,685	3,370	Leases and/or rights to use space to pay
	3,283	746	Reimbursement of expenses
	209	-	Advertising space
	-	(40)	Hotel services to pay
	-	99	Commissions
	(4)	(219)	Reimbursement of expenses to pay
	(5)	(272)	Dividends to pay
	(9)	(41)	Leases and/or rights to use space to pay
	(27)	-	Commissions to pay
	(1,072)	(3,374)	Legal services
Total Others	7,060	269
Total	871,999	793,346

The following is a summary of the results with related parties:

Related parties	06.30.18	06.30.17	06.30.16	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	35,056	23,972	19,165	Corporate services
	17,448	516	(1,491,911)	Financial operations
	910	2,533	(375)	Leases and/or rights to use space
	163	127	76	Commissions
Total direct parent company	53,577	27,148	(1,473,045)
Cresud S.A.CI.F. y A.	151,002	61,923	84,980	Financial operations
	1,931	867	1,417	Leases and/or rights to use space
	(162,756)	(128,819)	(88,517)	Corporate services
Total direct parent company of IRSA	(9,823)	(66,029)	(2,120)
La Rural S.A.	12,209	-	-	Financial operations
	12,678	8,518	-	Leases and/or rights to use space
Tarshop S.A.	15,809	13,816	11,802	Leases and/or rights to use space
	322	-	265	Commissions
Nuevo Puerto Santa Fe S.A.	3,882	3,565	3,619	Fees
	(548)	(1,165)	(1,716)	Financial operations
	(504)	5,641	(385)	Leases and/or rights to use space
Others associates and joint ventures	216	216	216	Fees
	1,286	707	31	Financial operations
Total associates and joint ventures of IRSA Propiedades Comerciales	45,350	31,298	13,832
Directors	(164,339)	(131,481)	(113,673)	Fees
Senior Managment	(9,606)	(6,677)	(6,246)	Fees
Total Directors	(173,945)	(138,158)	(119,919)
Estudio Zang, Bergel & Viñes	(10,038)	(9,185)	(2,940)	Fees
Banco de Crédito y Securitización	17,180	9,507	6,493	Leases and/or rights to use space
REIG V	-	58,125	-	Financial operations
Others	9,389	7,335	2,578	Leases and/or rights to use space
	25	21	222	Commissions
	(2,079)	(609)	(96)	Donations
	-	-	4,912	Financial operations
Total others	14,477	65,194	11,169
Total	(70,364)	(80,547)	(1,570,083)

Schedule of transactions with related parties

The following is a summary of the transactions with related parties:

Related parties	06.30.18	06.30.17	Description of transaction
IRSA Inversiones y Representaciones S.A.	586,745	726,974	Dividends granted
Tyrus	652	738	Dividends granted
Total Dividends granted	587,397	727,712
La Rural S.A	34,172	8,841	Dividends received
Nuevo Puerto Santa Fe S.A.	8,838	11,443	Dividends received
Total Dividends received	43,010	20,284
Quality Invest S.A.	37,364	3,000	Irrevocable contributions granted
	1,649	-	Equity contributions granted
Avenida Inc.	6,210	-	Irrevocable contributions granted
Total Contributions	45,223	3,000